Black-Scholes option pricing model to estimate the fair value of its option awards (Tables)	12 Months Ended
Sep. 30, 2016
Black-Scholes option pricing model to estimate the fair value of its option awards(Tables):
Black-Scholes option pricing model to estimate the fair value of its option awards

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its option awards and warrants. The following table summarizes the significant assumptions used in the model during the years ended September 30, 2016 and 2015:

Year Ended September 30, 2016:
Exercise prices	$0.02 - $0.17
Expected volatilities	105.11% - 139.77%
Risk free interest rates	10.51% - 1.68%
Expected terms	1.3 – 5.0 years
Expected dividends	—

Year Ended September 30, 2015:
Exercise prices	$0.07 - $0.17
Expected volatilities	115.01% - 139.28%
Risk free interest rates	0.79% - 2.36%
Expected terms	3.0 – 10.0 years
Expected dividends	—